Pledged Assets and Collateral (Assets Mortgaged, Pledged, or Otherwise Subject to Lien) (Detail) ¥ in Millions	Mar. 31, 2024 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 45,147,352
Trading account securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	8,517,009
Investment securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	23,050,940
Loans
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	13,549,723
Other
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 29,680